Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2015
Description	Assets and Liabilities at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets and Liabilities
Mortgage revenue bonds	$583,683,137	$-	$-	$583,683,137
Bond purchase commitments	5,634,360	-	-	5,634,360
PHC Certificates	60,707,290	-	-	60,707,290
MBS Securities	14,775,309	-	14,775,309	-
Taxable bonds	4,824,060	-	-	4,824,060
Interest rate derivatives	(972,898)	-	-	(972,898)
Total Assets and Liabilities at Fair Value	$668,651,258	$-	$14,775,309	$653,875,949

	For Twelve Months Ended December 31, 2015
	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Mortgage Revenue Bonds	Bond Purchase Commitments	PHC Certificates	Taxable Bonds	Interest Rate Derivatives	Total
Beginning Balance January 1, 2015	$449,024,137	$5,780,413	$61,263,123	$4,616,565	$267,669	$520,951,907
Total gains (losses) (realized/unrealized)
Included in earnings	-	-	-	-	(1,802,655)	(1,802,655)
Included in other comprehensive (loss) income	9,370,264	(146,053)	462,297	(138,682)	-	9,547,826
Purchases	188,572,000	-	-	-	-	188,572,000
Purchase interest rate derivative	-	-	-	-	562,088	562,088
Mortgage revenue bond exchanged for MF Property	(41,580,919)	-	-	-	-	(41,580,919)
Settlements	(21,702,345)	-	(1,018,130)	346,177	-	(22,374,298)
Ending Balance December 31, 2015	$583,683,137	$5,634,360	$60,707,290	$4,824,060	$(972,898)	$653,875,949
Total amount of losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets or liabilities still held as of December 31, 2015	$-	$-	$-	$-	$(1,802,655)	$(1,802,655)

	Fair Value Measurements at December 31, 2014
Description	Assets at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Mortgage revenue bonds	$449,024,137	$-	$-	$449,024,137
Bond purchase commitments	5,780,413	-	-	5,780,413
PHC Certificates	61,263,123	-	-	61,263,123
MBS Securities	14,841,558	-	14,841,558	-
Taxable bonds	4,616,565	-	-	4,616,565
Interest rate derivatives	267,669	-	-	267,669
Total Assets at Fair Value	$535,793,465	$-	$14,841,558	$520,951,907

	For Twelve Months Ended December 31, 2014
	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Mortgage Revenue Bonds	Bond Purchase Commitments	PHC Certificates	Taxable Bonds	Interest Rate Derivatives	Total
Beginning Balance January 1, 2014	$285,318,171	$(4,852,177)	$62,056,379	$4,075,953	$888,120	$347,486,446
Total gains (losses) (realized/unrealized)
Included in earnings	-	-	-	-	(2,003,351)	(2,003,351)
Included in other comprehensive income	52,272,236	10,632,590	5,219,937	685,612	-	68,810,375
Purchases	142,794,827	-	-	-	-	142,794,827
Purchase interest rate derivative	-	-	-	-	1,382,900	1,382,900
Mortgage revenue bond and MBS Securities sales and redemption	(30,464,798)	-	-	-	-	(30,464,798)
Settlements	(896,299)	-	(6,013,193)	(145,000)	-	(7,054,492)
Ending Balance December 31, 2014	$449,024,137	$5,780,413	$61,263,123	$4,616,565	$267,669	$520,951,907
Total amount of losses for the period included in earning attributable to the change in unrealized gains or losses relating to assets or liabilities still held as of December 31, 2014	$-	$-	$-	$-	$(2,003,351)	$(2,003,351)

	Fair Value Measurements at December 31, 2013
Description	Assets and Liabilities at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets and Liabilities
Mortgage Revenue Bonds	$285,318,171	$-	$-	$285,318,171
Bond Purchase Commitments	(4,852,177)	-	-	(4,852,177)
PHC Certificates	62,056,379	-	-	62,056,379
MBS Securities	37,845,661	-	37,845,661	-
Taxable Bonds	4,075,953	-	-	4,075,953
Interest Rate Derivatives	888,120	-	-	888,120
Total Assets and Liabilities at Fair Value	$385,332,107	$-	$37,845,661	$347,486,446

	For Twelve Months Ended December 31, 2013
	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Mortgage Revenue Bonds	Bond Purchase Commitments	PHC Certificates	Taxable Bonds	Interest Rate Derivatives	Total
Beginning Balance January 1, 2013	$145,237,376	$-	$65,389,298	$1,524,873	$378,729	$212,530,276
VIE Consolidation	8,795,630	-	-	-	-	8,795,630
Total gains (losses) (realized/unrealized)
Included in earnings	-	-	-	-	(283,610)	(283,610)
Included in other comprehensive income	(18,011,590)	(4,852,177)	(3,276,398)	(231,920)	-	(26,372,085)
Ohio Properties' bonds after sale recognition	19,581,166		-	-	-	19,581,166
Greens Property's bond after sale recognition	9,465,000	-	-	-	-	9,465,000
Purchases	148,624,000	-	-	2,918,000	-	151,542,000
Purchase interest rate derivative	-	-	-	-	793,001	793,001
Bond redemption	(16,052,849)	-	-	-	-	(16,052,849)
Bond foreclosure	(11,581,266)	-	-	-	-	(11,581,266)
Settlements	(739,296)	-	(56,521)	(135,000)	-	(930,817)
Ending Balance December 31, 2013	$285,318,171	$(4,852,177)	$62,056,379	$4,075,953	$888,120	$347,486,446
Total amount of losses for the period included in earning attributable to the change in unrealized gains or losses relating to assets or liabilities still held as of December 31, 2013	$-	$-	$-	$-	$(283,610)	$(283,610)

Fair Value, by Balance Sheet Grouping [Table Text Block]

Below are the fair market value estimates of the debt held on the balance sheet for December 31, 2015 and 2014, respectively.

	2015		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Liabilities:
Debt financing and LOCs	$470,418,977	$475,415,345	$341,619,463	$346,813,909
Mortgages payable	$67,822,313	$67,735,213	$76,032,140	$76,134,465